Advisors Capital Small/Mid Cap Fund
		Schedule of Investments
		June 30, 2021 (Unaudited)
Shares				Fair Value	% of Net Assets

COMMON STOCKS

Abrasive, Asbestos & Miscellaneous Nonmetallic Mineral Products
1,232	Owens Corning			$ 120,613	2.65%

Ball & Roller Bearings
847	RBC Bearings Incorporated *			168,909
1,633	The Timken Company			131,603
				300,512	6.59%

Blank Checks
3,814	RedBall Acquisition Corp. - Class A *			37,263	0.82%

Investment Advice
387	Evercore Inc. - Class A			54,478
2,039	PJT Partners Inc. - Class A			145,544
				200,022	4.39%

Laboratory Analytical Instruments
5,633	Avantor, Inc. *			200,028	4.39%

Miscellaneous Food Preparations & Kindred Products
3,353	Utz Brands, Inc. - Class A			73,062	1.60%

Motor Vehicle Parts & Accessories
1,648	Gentex Corporation			54,532	1.20%

National Commercial Banks
4,062	Evans Bancorp, Inc.			150,700	3.31%

Pharmaceutical Preparations
2,150	Catalent, Inc. *			232,458	5.10%

Real Estate Agents & Managers (For Others)
696	Jones Lang LaSalle Incorporated			136,040	2.98%

Retail - Auto Dealers & Gasoline Stations
584	Casey's General Stores, Inc.			113,670	2.49%

Retail - Eating & Drinking Places
3,082	Cannae Holdings, Inc. *			104,511	2.29%

Retail - Variety Stores
1,272	Ollie's Bargain Outlet Holdings, Inc. *			107,013	2.35%

Security Brokers, Dealers & Flotation Companies
5,473	Virtu Financial, Inc. - Class A			151,219	3.32%

Services - Amusement & Recreation Services
664	Madison Square Garden Entertainment Corp. - Class A *			55,756	1.22%

Services - Business Services, NEC
1,990	Accolade, Inc. *			108,077	2.37%

Services - Medical Laboratories
1,041	Castle Biosciences, Inc. *			76,336
2,562	Exagen Inc. *			38,404
				114,740	2.52%

Services - Miscellaneous Amusement & Recreation
352	Madison Square Garden Sports Corp. - Class A *			60,745	1.33%

Services - Prepackaged Software
981	Avalara, Inc.			158,726
1,606	Black Knight, Inc. *			125,236
1,231	BlackLine, Inc. *			136,973
1,003	Guidewire Software, Inc. *			113,058
2,197	nCino, Inc. *			131,644
921	Q2 Holdings, Inc.			94,476
759	Veeva Systems Inc. - Class A *			236,011
				996,124	21.84%

State Commercial Banks
7,448	Coastal Financial Corporation *			212,715	4.67%

Surgical & Medical Instruments & Apparatus
1,727	AtriCure, Inc. *			137,003	3.01%

Television Broadcasting Stations
2,306	The Liberty Braves Group - Series C *			64,038	1.40%

Title Insurance
1,557	First American Financial Corporation			97,079	2.13%

Transportation Services
1,018	XPO Logistics, Inc. *			142,408	3.12%

Wholesale - Hardware & Plumbing & Heating Equipment & Supplies
513	Watsco, Inc.			147,046	3.23%

Wholesale - Miscellaneous Durable Goods
480	Pool Corporation			220,157	4.83%

Total for Common Stocks (Cost - $4,263,811)				4,337,531	95.15%

MONEY MARKET FUNDS
166,102	Fidelity® Investments Money Market - Government Portfolio -
	Class I 0.01% **			166,102	3.64%
	(Cost - $166,102)

	Total Investments			4,503,633	98.79%
	(Cost - $4,429,913)

	Other Assets in Excess of Liabilities			55,426	1.21%

	Net Assets			$ 4,559,059	100.00%

* Non-Income Producing Security.
** The Yield shown represents the 7-day yield at June 30, 2021.

1. SECURITY TRANSACTIONS

For Federal income tax purposes, the cost of securities owned at June 30, 2021, was $4,429,913. At June 30, 2021, the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) of investments (including open positions in options written) was as follows:
		Unrealized Gain		$ 184,246
		Unrealized Loss		(110,526)
		Unrealized Gain		$ 73,720

2. SECURITIES VALUATIONS

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS

A description of the valuation techniques applied to the Fund’s major categories of assets measured at fair value on a recurring basis follows.

Equity securities (common stocks). Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security, and if an equity security is valued by the pricing service at its last bid, it is generally categorized as a level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, subject to review of the Board of Trustees (the “Trustees” or the “Board”) and are categorized in level 2 or level 3, when appropriate.

Money market funds. Money market funds are valued at net asset value provided by the funds and are classified in level 1 of the fair value hierarchy.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single standard for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of June 30, 2021:

Valuation Inputs of Assets		Level 1	Level 2	Level 3	Total
Common Stocks		$ 4,337,531	$ -	$ -	$ 4,337,531
Money Market Funds		166,102	-	-	166,102
Total		$ 4,503,633	$ -	$ -	$ 4,503,633

Refer to the Fund's Schedule of investments for a listing of securities by Industry. The Fund did not hold any level 3 assets during the fiscal quarter ended June 30, 2021.